Condensed Consolidated Balance Sheets (Q3) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Assets
Real estate assets, net	$ 162,382,984	$ 63,905,651
Investments in unconsolidated real estate entities	26,446,293	4,961,868
Real estate note investment, net	6,796,623	2,059,309
Cash and cash equivalents	7,775,107	47,549,804
Restricted cash	281,159	192,190
Related party receivables	61,109	0
Other assets	1,099,839	707,524
Total assets	204,843,114	119,376,346
Liabilities
Credit facilities, net	83,261,231	34,990,146
Preferred stock, net	18,525,195	809,478
Related party payables	319,756	287,561
Accounts payable, accrued expenses and other liabilities	3,923,465	992,689
Total liabilities	106,029,647	37,079,874
Commitments and contingencies (Note 11)
Stockholders' equity
Common Stock, Value, Issued	115,758	88,518
Additional paid-in capital	115,125,935	87,973,949
Accumulated distributions	(6,275,555)	(2,369,592)
Accumulated deficit	(10,152,671)	(3,396,403)
Total stockholders' equity	98,813,467	82,296,472
Total liabilities and stockholders' equity	$ 204,843,114	$ 119,376,346